Notes to the consolidated statements of income - Sound (Details)	9 Months Ended
Sep. 30, 2018 EUR (€)
Notes to the consolidated statements of income
Procees from the sale of an investment	€ 1,662,100,000
Expected Pre Tax Gain On Sale of Investment	€ 829,860,000